State Street SP 500 Index Fund Expense Example - State Street SP 500 Index Fund - Class N	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	95
Expense Example, with Redemption, 10 Years	$ 218